DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of direct operating costs
The following table lists direct operating costs for the year ended 2017, 2016 , and 2015 by nature:

(US$ MILLIONS)	2017	2016	2015
Cost of sales	$20,276	$6,021	$5,006
Compensation	1,568	1,346	1,110
Property taxes, sales taxes and other	32	19	16
Total	$21,876	$7,386	$6,132